Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 101,055	$ 106,437
Financial assets at amortized cost	11,049	11,229
Accounts receivable, net	164,943	189,279
Inventories	143,774	162,561
Income taxes receivable	88	72
Restricted deposit	164,000	164,326
Other receivable from related parties	1,200	2,780
Other current assets	18,559	17,731
Total current assets	604,668	654,415
Financial assets at fair value through profit or loss	13,500	9,768
Financial assets at fair value through other comprehensive income	709	791
Equity method investments	3,746	4,064
Property, plant and equipment, net	138,938	111,067
Deferred tax assets	14,433	13,904
Goodwill	28,138	28,138
Other intangible assets, net	8,750	10,778
Restricted deposit	133	130
Other non-current assets	5,466	3,623
Total non current assets	213,813	182,263
Total assets	818,481	836,678
Current liabilities:
Unsecured borrowings	57,339	20,000
Secured borrowings	164,000	164,000
Financial liability at amortized cost	0	5,071
Accounts payable	114,320	150,500
Income taxes payable	2,903	6,007
Other payable to related party	2,220	3,797
Other current liabilities	40,108	41,780
Total current liabilities	380,890	391,155
Net defined benefit liabilities	50	151
Deferred tax liabilities	1,394	1,759
Other non-current liabilities	4,903	1,326
Total liabilities	387,237	394,391
Equity
Ordinary shares	107,010	107,010
Additional paid-in capital	105,150	104,749
Treasury shares	(8,764)	(8,819)
Accumulated other comprehensive income	(952)	(549)
Retained earnings	230,543	244,157
Equity attributable to owners of Himax Technologies, Inc.	432,987	446,548
Noncontrolling interests	(1,743)	(4,261)
Total equity	431,244	442,287
Total liabilities and equity	$ 818,481	$ 836,678